Schedule of currency exchange rates (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 RM / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 RM / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 RM / shares
Accounting Policies [Abstract]
Year-end spot rate | (per share)	$ 0.7580	$ 1.00	RM 2.8720	$ 0.7460	$ 1.00	RM 3.2860	$ 0.7396	$ 1.00	RM 3.0968
Average rate | (per share)	$ 0.7447	$ 1.00	RM 2.9471	$ 0.7241	$ 1.00	RM 3.1917	$ 0.7442	$ 1.00	RM 3.0817